Lease Arrangements - Summary of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Current portion (classified under other current liabilities)	$ 475	$ 440
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities (Notes 9 and 17)	Other current liabilities (Notes 9 and 17)
Noncurrent portion	$ 495	$ 893
Lease liabilities	$ 970	$ 1,333